Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	CALVERT FUND
Central Index Key	0000701039
Amendment Flag	false
Document Creation Date	Oct. 03, 2017
Document Effective Date	Oct. 03, 2017
Prospectus Date	Oct. 03, 2017
Calvert Ultra-Short Income Fund | Class A
Risk/Return:
Trading Symbol	CULAX
Calvert Ultra-Short Income Fund | Class Y
Risk/Return:
Trading Symbol	CULYX
Calvert Ultra-Short Income Fund | Class I
Risk/Return:
Trading Symbol	CULIX
Calvert Ultra-Short Income Fund | Class R6
Risk/Return:
Trading Symbol	CULRX